Other Liabilities - Non-current - Summary of Other Non-current Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Miscellaneous non-current liabilities [abstract]
Employee benefit obligations	$ 45.2	₨ 3,416.4	₨ 61,101.2
Contract liabilities	662.9	50,157.7	46,730.9
Others	23.1	1,747.0	2,455.1
Total	$ 731.2	₨ 55,321.1	₨ 110,287.2